Goodwill and Other Intangible Assets - Summary of Future Expected Amortization of Core Deposit Intangibles (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 397
2018	354
2019	312
2020	270
2021	228
Thereafter	521
Total	$ 2,082